Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Revenue	$ 3,202,692	$ 4,151,088	$ 5,376,693
Other income	326,613	61,360	852,208
Technology expense	(1,243,678)	(890,778)	(1,718,974)
Employee benefits expense	(1,639,375)	(2,758,336)	(4,806,643)
Share based payments expense	(1,518,553)	567,204	(460,603)
Occupancy expense	(104,699)	(101,415)	(113,572)
Marketing expense	(178,376)	(187,046)	(318,492)
Consultancy expense	(782,567)	(853,850)	(874,638)
Other expenses	(150,653)	(65,341)	(213,051)
Depreciation and amortization expense	(1,677,284)	(1,473,999)	(1,355,170)
Expected credit loss expense	(370,869)	(272,236)	(295,262)
Operating loss	(4,136,749)	(1,823,349)	(3,927,504)
Foreign exchange gain / (loss)	5,595	(3,485)	141,285
Financial expenses	(183,077)	(114,199)	(105,367)
Loss before income tax	(4,314,231)	(1,941,033)	(3,891,586)
Income tax expense
Loss for the year	(4,314,231)	(1,941,033)	(3,891,586)
Other comprehensive income:
Exchange differences on translating foreign operations	(10,604)	3,023	(23,010)
Total comprehensive income/(loss) for the year	$ (4,324,835)	$ (1,938,010)	$ (3,914,596)
Earnings per share
Basic loss per share	$ (2.63)	$ (1.49)	$ (3.69)
Diluted loss per share	$ (2.63)	$ (1.49)	$ (3.69)